Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 11, 2023	Jul. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted			$ 10.86		$ 6.24	$ 4.31
Number of units unvested			0		16,084
Number of Shares, Options vested and expected to vest as of September 30, 2023					181,171
Warrant per grant date fair value			$ 0		$ 70.09
Common stock shares reserved for future issuance			2,791,708		8,961,993
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock Purchased		4,677
Common stock exercise price	$ 1.65	$ 1.65
Share based compensation arrangement , requisite service period		4 years
Restricted stock award vested percentage		1.16%
Vesting period		4 years
Vesting period			7 years 7 months 6 days		8 years 3 months 18 days
Warrants issued	4,677				0
Warrant per grant date fair value		$ 1.16
Share based compensation by share based award weighted average remaning vesting period					7 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock Purchased		3,052
Common stock exercise price		$ 0.14
Sharebased compensation arrangement by share based payment vested commencement percentage		2.0833%
Restricted stock award vested percentage		25.00%
Number of units vested			2,989
Number of units unvested			63		635
Warrants issued					0	0
Share based compensation by share based award equity instruments other than options vested and expected to vest					2,417
Grant weighted average grant date fair value per share		$ 0.14
Common Stock Exercise Price		$ 0.14
Common stock purchased		3,052
2018 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							1,039,611
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award			The 2018 Incentive Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock awards, cash-based awards, and dividend equivalent rights. In connection with the Reverse Merger, the 2018 Incentive Plan also provides for the assumption of shares remaining available for delivery under the 2019 Stock Plan (as defined below), and such shares will be available for the granting of awards under the 2018 Incentive Plan in accordance with applicable stock exchange requirements. The Company also has outstanding stock options under the Magenta Therapeutics, Inc. 2016 Stock Option and Grant Plan, as amended (the “2016 Plan”), but is no longer granting awards under the 2016 Plan.
Shares available for issuance			767,454
Total unrecognized stock-based compensation expense related to unvested share-based awards			$ 7.8		$ 5.9
Period for recognition of unrecognized expense			2 years 7 months 6 days		3 years 2 months 12 days
Percentage of purchase price of common stock under the ESPP			110.00%
Number of shares reserved and available for issuance increment percentage			4.00%
2018 Stock Option and Incentive Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			12 months
2018 Stock Option and Incentive Plan [Member] | Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
2018 Stock Option and Incentive Plan [Member] | Stock Options and Stock Appreciation Rights [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award			10 years
2018 Stock Option and Incentive Plan [Member] | Certain Incentive Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award			5 years
2019 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award			The ESPP provides that the number of shares reserved and available for issuance under the ESPP will automatically increase each January 1 through January 1, 2029, by the lesser of (i) 1% of the number of shares issued and outstanding on the immediately preceding December 31, (ii) 1,000,000 shares and (iii) such number of shares as determined by the Company’s board of directors or its appointed administrator.
Shares available for issuance			37,078
Percentage of purchase price of common stock under the ESPP			85.00%
Common stock purchased			0	3,106
Stock issued, price per shares			$ 15.84
2019 Employee Stock Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and available for issuance increment percentage			1.00%
Additional number of shares reserved and available for issuance			1,000,000
2019 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance					417,755
Number of Shares, Options vested and expected to vest as of September 30, 2023								1,486,408
Common stock shares reserved for future issuance					1,691,208
Share based compensation by share based cumulative options issued					1,273,454
2019 Stock Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of purchase price of common stock under the ESPP					100.00%
2019 Stock Plan [Member] | Employee Stock Option [Member] | Cliff Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock award vested percentage					25.00%
2019 Stock Plan [Member] | Tranche One [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the total voting power					10.00%
2019 Stock Plan [Member] | Tranche Two [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of purchase price of common stock under the ESPP					110.00%